Segment Reporting and Operations by Geographic Areas (Details) - USD ($) $ in Thousands	3 Months Ended									9 Months Ended		12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014	Aug. 31, 2014	May. 31, 2014	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	May. 31, 2013	Feb. 28, 2013	Aug. 31, 2015	Aug. 31, 2014	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Segment information
Net sales	$ 18,865	$ 15,269	$ 25,718	$ 21,850	$ 21,388	$ 19,495	$ 2,992	$ 3,011	$ 2,919	$ 61,266	$ 68,957	$ 84,225	$ 28,417	$ 9,484
Gross profit	8,323	7,068	12,438	$ 10,699	$ 9,518	7,815	$ 2,040	$ 2,159	$ 1,952	26,076	32,656	39,723	13,966	6,649
Operating (loss) income	(4,389)		617							(11,737)	(1,624)	(30,668)	(9,309)	(4,644)
Capital expenditures										102	95	341	1,480	1,384
Assets held for sale - Capital expenditures										(349)	(470)	(424)	(655)	(1,395)
Total assets	171,529	203,949				223,023				171,529		203,949	223,023	86,024
Sale of assets | Certain operating and intellectual property assets of Joe's brand and business
Segment information
Assets held for sale - Capital expenditures										349	470	424	655	1,395
Assets held for sale - Total assets	72,532	87,247	87,324			79,943				72,532	87,324	87,247	79,943	62,208
Wholesale
Segment information
Net sales	16,022		22,100							50,800	57,296	68,377	15,621
Gross profit	6,385		9,965							18,907	24,749	29,006	5,227
Operating (loss) income	3,530		7,233							10,199	16,817	18,550	3,700
Capital expenditures													129
Total assets	22,098	34,234				38,034				22,098		34,234	38,034
Retail
Segment information
Net sales	2,843		3,618							10,466	11,661	15,848	12,796	9,484
Gross profit	1,938		2,474							7,169	7,907	10,717	8,739	6,649
Operating (loss) income	(1,018)		(574)							(1,362)	(1,116)	(1,774)	(1,020)	78
Capital expenditures										102	95	87	1,337	1,384
Total assets	4,808	6,707				6,534				4,808		6,707	6,534	5,112
Corporate and other
Segment information
Operating (loss) income	(6,901)		$ (6,042)							(20,574)	$ (17,325)	(47,444)	(11,989)	(4,722)
Capital expenditures												254	14
Total assets	$ 72,091	$ 75,761				$ 98,512				$ 72,091		$ 75,761	$ 98,512	$ 18,704